Investments - Summary of Short-Term Investments (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cash and Cash Equivalents [Line Items]
Short-term Investments		¥ 343,017	$ 53,827	¥ 391,033
Time Deposits
Cash and Cash Equivalents [Line Items]
Short-term Investments		105,199
Wealth Management Products
Cash and Cash Equivalents [Line Items]
Short-term Investments		192,900		354,847
Publicly Traded Equity Security
Cash and Cash Equivalents [Line Items]
Short-term Investments				¥ 36,186
Non- marketable equity securities
Cash and Cash Equivalents [Line Items]
Short-term Investments	[1]	¥ 44,918

[1]	The Company’s investments in non-marketable equity securities primarily consist of an investment in an equity fund (see below) and small, non-controlling investments in companies for which the Company has equity ownership with preferential rights but cannot exert significant influence. During 2021, equity securities of RMB8.0 million without readily determinable fair value were either disposed or impaired and had nil carrying value as of December 31, 2021. During the first quarter of 2020, the Company subscribed to shares of an equity fund as a limited partner, with an initial cost of RMB106.0 million. The investment in the fund is nonredeemable for two years after the subscription date and the directors of the fund can extend the non-redemption period for another two years. The investment is measured under the NAV practical expedient. Unrealized losses of RMB54.4 million and RMB1.2 million was recorded in investment income (loss) in the consolidated statements of comprehensive loss for the years ended December 31, 2020 and 2021, respectively. As of December 31, 2021, the fair value of investments measured at NAV was RMB44.9 million and was classified as a short-term investment as it is now redeemable within one year.